Employee Defined Benefit Plans	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Employee Defined Benefit Plans	Employee Defined Benefit Plans

	December 31, 2024	December 31, 2023
	$	$
Net defined benefit pension asset	75.0	72.3

Net defined benefit pension liability	(6.4)	(15.6)
End of employment benefit plans	(16.0)	(13.9)
Net employee defined benefit liability	(22.4)	(29.5)

Defined benefit pension plans
The Company sponsors defined benefit pension plans (the Plans) covering certain full-time and past employees, primarily in the United Kingdom. The benefits for the Plans are based on final compensation and years of service. The Plans are closed to new participants and have ceased all future service benefits.

The Plans are governed by the laws of the United Kingdom. Each pension plan has a board of trustees that is responsible for administering the assets and defining the investment policies of the Plans.

The funding objective of each pension plan is to have sufficient and appropriate assets to meet actuarial liabilities. The board of trustees reviews the level of funding required based on separate triennial actuarial valuations for funding purposes; the most recent were completed as at March 31, 2021. The Plans require that contributions be made to separately administered funds, which are maintained independently by custodians. The Company expects to contribute approximately $8 to the Plans in 2025.

The Plans expose the Company to a number of risks, including changes to long-term UK interest rates and inflation expectations, movements in global investment markets, changes in life expectancy rates, foreign exchange risk, and regulatory risk from changes in UK pension legislation. The Company is also exposed to price risk because the Plans’ assets include investments in equities.
In 2024, the UK Court of Appeal upheld a ruling given by the High Court that specific alterations to the rules of salary-related contracted-out pension schemes made between 1997 and 2016 would be invalid if they lacked a confirmation under Section 37 of the Pension Schemes Act 1993 from the scheme's actuary. This ruling has potentially significant implications because of the wide-ranging impact of the judgement. We are in the process of understanding the impact of the ruling on Stantec's UK defined benefit plans. Therefore, it is not currently possible to assess with any certainty whether there could be a potential financial impact.

The Company has a bulk annuity policy for a UK pension scheme and also holds guaranteed annuities for certain plan members upon retirement. Future cash flows from annuities will match the amount and timing of certain benefits payable under the Plans, partially mitigating the Company's exposure to future volatility in the related obligations. At December 31, 2024, 55.6% (2023 - 55.2%) of the defined benefit obligation was fully covered against changes in interest rates and longevity post-retirement. Post-retirement benefits that are fully matched with annuity policies have been included in both the asset and liability figures in the following tables.

A liability-driven investment (LDI) strategy has been implemented to mitigate a portion of the Plans’ long-term interest rate and inflation risks by investing in assets that have similar interest rate and inflation characteristics as the Plans’ liabilities. The LDI strategy relates to only a portion of the Plans’ investments; therefore, the Plans remain exposed to interest rate and inflation risk, along with the other risks mentioned above.

The following table presents a reconciliation from the opening balances to the closing balances for the net defined benefit asset (liability) and its components:

	2024			2023
	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit Asset (Liability) $	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit Asset (Liability) $
Balance, beginning of the year	(402.6)	459.3	56.7	(382.5)	422.9	40.4
Administrative and marketing expenses
Interest (expense) income	(18.4)	21.1	2.7	(17.8)	20.2	2.4
Administrative expenses paid by the Plans	—	(1.9)	(1.9)	—	(2.1)	(2.1)
	(18.4)	19.2	0.8	(17.8)	18.1	0.3
Other comprehensive income (loss)
Adjustments on the plan assets, excluding interest income	—	(57.1)	(57.1)	—	10.3	10.3
Actuarial gains (losses) arising from:
Changes in demographic assumptions	3.0	—	3.0	5.8	—	5.8
Changes in financial assumptions	47.7	—	47.7	(9.6)	—	(9.6)
Experience adjustments	6.3	—	6.3	(3.4)	—	(3.4)
Remeasurement (loss) gain, before tax	57.0	(57.1)	(0.1)	(7.2)	10.3	3.1
Effect of movement in exchange rates	(27.0)	31.1	4.1	(11.1)	12.4	1.3
	30.0	(26.0)	4.0	(18.3)	22.7	4.4
Other
Benefits paid	17.6	(17.6)	—	16.0	(16.0)	—
Contributions by employer	—	7.1	7.1	—	11.6	11.6
	17.6	(10.5)	7.1	16.0	(4.4)	11.6
Balance, end of the year	(373.4)	442.0	68.6	(402.6)	459.3	56.7
The total remeasurement loss on the net employee defined benefit asset at December 31, 2024, was $0.1 (net of deferred tax expense of nil) (2023 – a gain of $3.1 and a deferred tax recovery of $4.7, primarily from a tax rate change in the United Kingdom, for a total OCI impact of $7.8).

	December 31, 2024	December 31, 2023
	$	$
Included in the consolidated statement of financial position within:
Net defined benefit asset	75.0	72.3
Net defined benefit liability	(6.4)	(15.6)
	68.6	56.7

The Company has an unconditional right to derive economic benefit from the above surplus and has therefore recognized a net defined benefit asset.

Major categories of plan assets, measured at fair value, are as follows:

	December 31, 2024	December 31, 2023
	$	$
Cash and cash equivalents	28.4	26.7
Investments quoted in active markets (mutual, exchange-traded, and pooled funds):
Equities	5.8	18.7
Fixed income, corporate bonds, and gilts	84.4	71.0
Pooled fund liability-driven investments	113.8	118.2
Alternatives and property funds	1.9	2.5
Unquoted investments:
Annuity policies	207.7	222.2
Fair value of plan assets	442.0	459.3

The investment policy for the Plans is to balance risk and return. Approximately 53% of plan assets are invested in mutual, exchange-traded, and pooled funds (fair valued using quoted market prices) or held in cash. Approximately 47% of plan assets are held in annuity policies that will have cash flows that match the amount and timing of certain benefits payable under the Plans. The fair value of these policies reflects the present value of the related obligations and is determined using actuarial techniques and guaranteed annuity rates.

The present value of the defined benefit obligation is determined by discounting the estimated future cash flows using actuarial valuations. The significant assumptions used in determining pension benefit obligations for the Plans are shown below (expressed as weighted averages):

	December 31, 2024	December 31, 2023
Discount rate	5.38%	4.48%
Rate of inflation, pre-retirement	2.84%	2.64%
Rate of increase in future pensions payment	3.28%	3.30%
Life expectancy at age 65 for current pensioners:
Male	21 years	21 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 45:
Male	22 years	22 years
Female	25 years	25 years
At December 31, 2024, the weighted average duration of the defined benefit obligation was 14 years (2023 – 14 years).

Quantitative sensitivity analyses showing the impact on the defined benefit obligation for significant assumptions are as follows:

	December 31, 2024		December 31, 2023
	Increase $	Decrease $	Increase $	Decrease $
Change in discount rate by 0.25%	(12.8)	13.2	(13.8)	14.3
Change in pre-retirement inflation rate by 0.25%	2.2	(2.2)	2.4	(2.4)
Change in pension increase assumption by 0.25%	6.7	(6.6)	7.5	(7.4)
Change in one year in the life expectancy	12.0	(12.0)	13.5	(13.5)

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting year. The sensitivity analyses were based on changing a significant assumption and keeping all other assumptions constant and may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.

End of employment benefit plans
The liability for end of employment benefit plans represents the Company’s estimated obligations for long service leave and annual leave that is legislated in some countries in which the Company operates.